                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM BASIC VALUE FUND
                            AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated July 6, 2001 to the
              Statement of Additional Information dated May 1, 2001
                  as supplemented May 4, 2001 and June 13, 2001



In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 41 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM EUROLAND GROWTH FUND
                              AIM JAPAN GROWTH FUND
                             AIM MID CAP EQUITY FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated July 6, 2001 to the
              Statement of Additional Information dated May 1, 2001
                          as supplemented June 14, 2001



In addition to contingent deferred sales charge ("CDSC") waivers for Class C shares listed on page 48 under the section, "CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS," effective July 13, 2001, the CDSC on redemptions of Class C shares of the funds will be waived in the following circumstances where such redemptions are in connection with employee terminations or withdrawals:

         o a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code.

         o a 457 plan, even if more than one beneficiary or participant is involved.